Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Measurement Techniques
The assumptions used to estimate fair value and the resulting grant date fair values are as follows:

	Employees		Nonemployees
	Years Ended December 31,		Years Ended December 31,
	2014	2013	2014	2013
Expected dividend yield	—	—	—	—
Weighted average expected volatility	68.57%	65.49%	64.10%	65.49%
Weighted average risk-free interest rate	2.05%	2.41%	1.75%	2.37%
Weighted average expected term (in years)	6.04	6.49	5.30	5.00
Forfeiture rate	5.00%	5.00%	5.00%	5.00%

Schedule of Share-based Compensation, Stock Options, Activity
The activity of the plan for the years ended December 31, 2014 and 2013 is summarized as follows:

	Number of Shares	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding — January 1, 2013	154,277	$23.05		5.02	$213
Granted	11,525	50.39
Exercised	(220)	21.01
Canceled	(27,972)	20.81
Outstanding — December 31, 2013	137,610	$25.86		5.23	$3,097
Exercisable — December 31, 2013	115,475	$23.26		4.50	$2,898
Vested or expected to vest — December 31, 2013	136,002	$25.70		5.18	$3,084
Outstanding — January 1, 2014	137,610	$25.86		5.23	$3,097
Granted	520,887	$9.53	(1)
Exercised	(416)	$20.40
Canceled	(42,759)	$9.57
Outstanding — December 31, 2014	615,322	$9.55		9.48	$265
Exercisable — December 31, 2014	192,916	$9.44		9.48	$88
Vested or expected to vest —December 31, 2014	572,926	$9.55		9.48	$247

(1)
The weighted average exercise price table takes into consideration the effect of the option award modifications approved by the Company's board of directors on June 18, 2014, and approved by the Company's shareholders on September 11, 2014. These option award modifications are described in further detail below.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
Information as of December 31, 2014, concerning currently outstanding and vested options is as follows:

	Outstanding		Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (in years)	Number of Shares	Weighted- Average Remaining Contractual Life (in years)
$6.77	8,000	9.47	—	0.00
7.70	5,944	9.76	5,944	9.76
8.03	5,700	9.50	5,700	9.50
8.73	35,114	9.45	3,494	9.45
9.64	543,374	9.47	176,248	9.47
10.81	17,190	9.93	1,530	9.93
Total	615,322	Total	192,916

Schedule of Share-based Compensation, Unvested Shares Outstanding, by Exercise Price Range [Table Text Block]
Unvested shares as of December 31, 2014 and 2013 are as follows:

As of December 31, 2014		As of December 31, 2013
Exercise Price	Number of Unvested Shares	Exercise Price	Number of Unvested Shares
$6.77	8,000	$20.40	563
7.70	—	24.48	7,318
8.03	—	25.50	—
8.73	31,620	25.91	—
9.64	367,127	30.60	4,307
10.81	15,660	55.08	9,947
Total	422,407	Total	22,135

Stock-Based Compensation Expense Related to Stock Options
Stock-based compensation expense related to stock options is included in the following line items in the accompanying statements of operations:

	Three Months Ended March 31,
	2015	2014
Research and development	$52	$62
Selling, general and administrative	211	35
Discontinued operations (within cost of revenue, see Note 13)	33	13
Total	$296	$110

Stock-based compensation expense related to stock options is included in the following line items in the accompanying statements of operations:

	Years Ended December 31,
	2014	2013
Research and development	$394	28
Selling, general and administrative	648	107
Discontinued operations	159	45
Total stock-based compensation expense	$1,201	$180